Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period	$ 319.0	$ 290.8
Acquisition costs deferred	357.4	460.0
Amortization of deferred acquisition costs	(380.2)	(431.8)	$ (414.1)
Balance at the end of the period	$ 296.2	$ 319.0	$ 290.8